Condensed Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Jun. 30, 2025
Cash		$ 688,112	$ 152,051
Accounts receivable, net		34,973,991	23,466,286
Prepaid expenses and other receivables		198,001	137,669
Total current assets		35,983,323	23,766,378
Long-term investment		2,461	29,643
Intangible assets, net		16,061,400	12,680,011
Right-of-use assets, net		1,369,361	705,522
Total non-current assets		17,433,222	13,415,176
Total assets		53,416,545	37,181,554
Accounts payable		17,854,472	3,478,345
Income tax payable		1,319,771	1,321,935
Warrant liabilities		3,293,291	4,683,834
Loans due to third parties		1,625,000	1,625,000
Accrued expenses and other liabilities		6,795,069	4,639,213
Lease liabilities		346,983	134,331
Deferred tax liabilities		145,404	548,889
Total current liabilities		34,358,203	19,091,103
Lease liabilities		1,097,230	625,080
Total non-current liability		1,097,230	625,080
Total liabilities		35,455,433	19,716,183
Commitments and contingencies
Ordinary shares (US$0.0001 par value per share; 500,000,000 authorized as of December 31, 2025 and June 30, 2025; 37,430,968 issued and outstanding as of December 31, 2025 and June 30, 2025)	[1]	3,743	3,743
Additional paid-in capital	[1]	4,222,290	2,562,548
Accumulated other comprehensive income/(loss)		16,173	(5,132)
Retained earnings		13,232,505	14,904,212
Total HPAI’s Shareholders’ equity		17,474,711	17,465,371
Non-controlling interest		486,401
Total shareholders’ equity		17,961,112	17,465,371
Total liabilities and shareholders’ equity		53,416,545	37,181,554
Related Party
Amount due from a related party		123,219	10,372
Amount due to related parties		$ 2,978,213	$ 2,659,556

[1]	Par value of ordinary shares, additional paid-in capital, and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.